OTHER DEBT – VEHICLE LOANS (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2016	Nov. 30, 2022	Feb. 28, 2022	Aug. 30, 2022	Feb. 28, 2021	Feb. 29, 2020
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile		$ 47,704	$ 30,506,346	$ 26,233,598	$ 3,000,000
Proceeds of disposal of vehicle offset against vehicle loan				18,766		$ 18,766
Remaining asset value				5,515			$ 5,515
Robotic Assistance Devices L L C [Member] | Secured Debt [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile	$ 47,661	$ 47,704
Term of debt	5 years	5 years
Payment of debt interest and principal	$ 923	$ 1,019
Maturity date	Oct. 24, 2022
Outstanding balance of the loan	$ 21,907
Loss on sale of vehicle			3,257	3,257
Current portion vehicle loan						21,578	$ 21,578
Reclassification of fixed assets to vehicle for disposal				13,251
Long-term vehicle loan						16,944
Total vehicle loan			$ 38,522	$ 38,522		$ 38,522